INTANGIBLE ASSETS AND GOODWILL (Tables) - Athena Technology Solutions Holdings, LLC [Member]	12 Months Ended
Dec. 31, 2025
Indefinite-Lived Intangible Assets [Line Items]
Schedule of Intangible assets and Goodwill
Intangible assets consisted of the following as of December 31, 2025 and 2024:

	December 31, 2025
(In thousands)	Weighted Average Useful Life	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	12.7 years	$202,100	$(91,850)	$110,250
Technology	5.6 years	2,084	(327)	1,757
Trade names	4.0 years	158	(51)	107

Total intangible assets		$204,342	$(92,228)	$112,114

	December 31, 2024
(In thousands)	Weighted Average Useful Life	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	12.7 years	$202,100	$(75,548)	$126,552
Technology	6.0 years	1,232	(62)	1,170
Trade names	4.0 years	158	(12)	146

Total intangible assets		$203,490	$(75,622)	$127,868

Schedule of carrying Amount of goodwill
The following table presents changes in the carrying amount of goodwill by reportable segment for the year ended December 31, 2024. There were no changes in the carrying amount of goodwill by reportable segment for the year ended December 31, 2025.

(In thousands)	Tactical Systems	Global Solutions	Total
Balance at January 1, 2024	$286,750	$—	$286,750
VRA Acquisition	5,578	—	5,578

Balance at December 31, 2024	$292,328	$—	$292,328